Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	664,585	624,618	496,118
Granted	50,000	165,000	130,000
Exercised	(111,372)	(74,813)
Expired	(15,000)
Forfeited	(147,051)	(50,220)	(1,500)
Outstanding Ending balance	441,162	664,585	624,618
Outstanding Beginning balance	$ 1.21	$ 1.18	$ 1.26
Granted	1.94	1.16	0.89
Exercised	1.04	1.00
Expired	7.73
Forfeited	1.10	1.07	3.28
Outstanding Ending balance	$ 1.15	$ 1.21	$ 1.18